Cover	Mar. 25, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 25, 2025
Entity File Number	001-38255-NY
Entity Registrant Name	PHI GROUP, INC.
Entity Central Index Key	0000704172
Entity Tax Identification Number	90-0114535
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	17011 Beach Blvd.
Entity Address, Address Line Two	Suite 900
Entity Address, City or Town	Huntington Beach
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92647
City Area Code	714
Local Phone Number	642-0571
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PHIL
Entity Emerging Growth Company	false